Net Loss per Share Attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Numerator
Net loss attributable to the Company - basic	$ (3,808)	$ (1,171,183)
Net loss attributable to the Company - diluted	$ (3,808)	$ (1,171,183)
Denominator
Weighted average shares – basic	60,952,372	60,337,352
Weighted average shares – diluted	60,952,372	60,337,352
Net loss per share attributable to the Company
Basic	$ (0.06)	$ (19.41)
Diluted	$ (0.06)	$ (19.41)